                                                FINANCIAL STATEMENTS

                                     AMERICAN REPUBLIC VARIABLE ANNUITY ACCOUNT

                                            YEAR ENDED DECEMBER 31, 1999
                                         WITH REPORT OF INDEPENDENT AUDITORS

                   American Republic Variable Annuity Account

                              Financial Statements

                          Year ended December 31, 1999

                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Statements of Net Assets......................................................2
Statements of Operations......................................................5
Statements of Changes in Net Assets...........................................7
Notes to Financial Statements.................................................9

[ERNST & YOUNG LETTERHEAD]



                         Report of Independent Auditors

The Board of Directors
American Republic Insurance Company

We have audited the accompanying individual and combined statements of net assets of each of the divisions of American Republic Variable Annuity Account (comprised of the Money Market, Growth, Growth and Income, Global Equity, Global Income, Strategic Fixed Income and Balanced Divisions) as of December 31, 1999, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of each of the divisions of American Republic Variable Annuity Account at December 31, 1999, and the individual and combined results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                       /s/ ERNST & YOUNG LLP

January 19, 2000

                   American Republic Variable Annuity Account

                            Statements of Net Assets

                                December 31, 1999

                                                                                             COMBINED
                                                                                        --------------------
ASSETS
Investments at net asset value:
   Mitchell Hutchins Series Trust Money Market Portfolio, 1,698,874 shares at $1.00
     per share (cost - $1,698,874)                                                           $  1,698,874
   Mitchell Hutchins Series Trust Growth Portfolio, 684,912 shares at $24.09 per share
     (cost - $11,242,864)                                                                      16,499,530
   Mitchell Hutchins Series Trust Growth and Income Portfolio, 341,157 shares at
     $16.34 per share (cost - $4,198,635)                                                       5,574,507
   Mitchell Hutchins Series Trust Global Equity Portfolio, 251,941 shares at $16.21
     per share (cost - $3,227,569)                                                              4,083,962
   Mitchell Hutchins Series Trust Global Income Portfolio, 414,125 shares at $10.54
     per share (cost - $4,689,321)                                                              4,364,879
   Mitchell Hutchins Series Trust Strategic Fixed Income Portfolio, 239,642 shares at
     $10.42 per share (cost - $2,627,930)                                                       2,497,070
   Mitchell Hutchins Series Trust Balanced Portfolio, 593,774 shares at $11.75 per
     share (cost - $6,544,803)                                                                  6,976,848
                                                                                        --------------------
Total investments (cost - $34,229,996)                                                         41,695,670

Payable to American Republic Insurance Company                                                    (39,767)
                                                                                        --------------------
Total net assets                                                                              $41,655,903
                                                                                        ====================

   MONEY                                                             GLOBAL
  MARKET         GROWTH          GROWTH AND     GLOBAL EQUITY        INCOME        STRATEGIC FIXED       BALANCED
 DIVISION       DIVISION      INCOME DIVISION      DIVISION         DIVISION       INCOME DIVISION       DIVISION
----------------------------------------------------------------------------------------------------------------------
$1,698,874               -    $             -  $            -   $             -  $              -    $            -

         -      16,499,530                  -

         -               -          5,574,507               -                 -                 -                 -

         -               -                  -       4,083,962                 -                 -                 -

         -               -                  -               -         4,364,879                 -                 -

         -               -                  -               -                 -         2,497,070                 -

         -               -                  -               -                 -                 -         6,976,848
----------------------------------------------------------------------------------------------------------------------
 1,698,874      16,499,530          5,574,507       4,083,962         4,364,879         2,497,070         6,976,848

    (2,275)        (10,903)            (4,359)         (4,388)           (5,611)           (1,509)          (10,722)
----------------------------------------------------------------------------------------------------------------------
$1,696,599     $16,488,627    $     5,570,148  $    4,079,574   $     4,359,268  $      2,495,561    $    6,966,126
======================================================================================================================

                   American Republic Variable Annuity Account

Net assets represented by:
   Currently payable annuity contracts:
     Money Market Division                                                                $      32,996
     Growth Division                                                                            102,431
     Growth and Income Division                                                                  47,394
     Global Equity Division                                                                      32,345
     Global Income Division                                                                     121,260
     Strategic Fixed Income Division                                                             23,224
     Balanced Division                                                                          243,964
                                                                                         -----------------
                                                                                                603,614

                                                                 UNITS          VALUE
                                                            ---------------------------
   Contracts in accumulation period:
     Money Market Division                                        110,284      $15.08         1,663,603
     Growth Division                                              273,218       59.97        16,386,196
     Growth and Income Division                                   240,346       22.98         5,522,754
     Global Equity Division                                       184,090       21.99         4,047,229
     Global Income Division                                       235,822       17.97         4,238,008
     Strategic Fixed Income Division                              139,201       17.76         2,472,337
     Balanced Division                                            234,798       28.63         6,722,162
                                                                                         ----------------
                                                                                             41,052,289
                                                                                         ----------------
                                                                                          $  41,655,903
                                                                                         ================

See accompanying notes.

                   American Republic Variable Annuity Account

                            Statements of Operations

                          Year ended December 31, 1999

                                                                               MONEY
                                                                               MARKET           GROWTH
                                                             COMBINED         DIVISION         DIVISION
                                                        -----------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                             $       82,512      $   66,984       $          -
   Capital gains distributions                                    3,289               -               301
                                                        -----------------------------------------------------
Total investment income                                          85,801          66,984               301

Expenses (Note 2):
   Mortality, distribution and expense risk                    (612,178)        (26,791)         (217,227)
   Administrative charges                                       (31,968)         (1,990)          (10,679)
                                                        -----------------------------------------------------
Total expenses                                                 (644,146)        (28,781)         (227,906)
                                                        -----------------------------------------------------
Net investment income (loss)                                   (558,345)         38,203          (227,605)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(Note 4)
Net realized gain (loss) on investments                       1,341,051               -           905,995
Change in net unrealized appreciation/
   depreciation of investments                                4,099,056               -         3,622,206
                                                        -----------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            $    4,881,762      $   38,203       $ 4,300,596
                                                        =====================================================

See accompanying notes.

                               GLOBAL                 GLOBAL
        GROWTH                 EQUITY                 INCOME               STRATEGIC               BALANCED
  AND INCOME DIVISION         DIVISION               DIVISION        FIXED INCOME DIVISION         DIVISION
-------------------------------------------------------------------------------------------------------------------

    $         77               $  15,451        $            -          $            -           $          -
               -                   2,337                     -                     523                    128
-------------------------------------------------------------------------------------------------------------------
              77                  17,788                     -                     523                    128

         (83,282)                (61,714)              (75,884)                (40,392)              (106,888)
          (3,956)                 (4,138)               (4,376)                 (1,666)                (5,163)
-------------------------------------------------------------------------------------------------------------------
         (87,238)                (65,852)              (80,260)                (42,058)              (112,051)
-------------------------------------------------------------------------------------------------------------------
         (87,161)                (48,064)              (80,260)                (41,535)              (111,923)

         374,325                 161,443              (115,756)                (32,295)                47,339

         158,138                 511,379              (171,231)                (71,375)                49,939
-------------------------------------------------------------------------------------------------------------------
        $445,302                $624,758             $(367,247)              $(145,205)             $ (14,645)
===================================================================================================================

                   American Republic Variable Annuity Account

                      Statements of Changes in Net Assets

                     Years ended December 31, 1999 and 1998

                                                                                                 MONEY
                                                                                                 MARKET
                                                                              COMBINED          DIVISION
                                                                         ------------------------------------

Net assets at January 1, 1998                                                 $53,225,719        $2,509,866

Operations:
   Net investment income                                                        4,356,527            77,552
   Net realized gain (loss) on investments                                      1,230,910                 -
   Change in net unrealized appreciation/depreciation of investments            1,994,505                 -
                                                                         ------------------------------------
Net increase in net assets resulting from operations                            7,581,942            77,552

Changes from principal transactions:
   Purchase payments                                                               21,495                 -
   Contract distributions and terminations                                    (11,713,072)         (733,709)
   Transfer payments (to) from other divisions or other contracts                  64,282           500,753
   Annuity payments and related actuarial adjustment in reserves                 (161,692)          (13,491)
                                                                         ------------------------------------
Decrease in net assets derived from principal transactions                    (11,788,987)         (246,447)
                                                                         ------------------------------------
Total increase (decrease)                                                      (4,207,045)         (168,895)
                                                                         ------------------------------------
Net assets at December 31, 1998                                                49,018,674         2,340,971

Operations:
   Net investment income (loss)                                                  (558,345)           38,203
   Net realized gain (loss) on investments                                      1,341,051                 -
   Change in net unrealized appreciation/depreciation of investments            4,099,056                 -
                                                                         ------------------------------------
Net increase (decrease) in net assets resulting from operations                 4,881,762            38,203

Changes from principal transactions:
   Purchase payments                                                               84,325                 -
   Contract distributions and terminations                                    (12,338,245)       (1,500,693)
   Transfer payments (to) from other divisions or other contracts                 147,077           830,368
   Annuity payments and related actuarial adjustment in reserves                 (137,690)          (12,250)
                                                                         ------------------------------------
Decrease in net assets derived from principal transactions                    (12,244,533)         (682,575)
                                                                         ------------------------------------
Total decrease                                                                 (7,362,771)         (644,372)
                                                                         ------------------------------------
Net assets at December 31, 1999                                               $41,655,903        $1,696,599
                                                                         ====================================

See accompanying notes.

                                         GLOBAL           GLOBAL       STRATEGIC FIXED
     GROWTH       GROWTH AND INCOME      EQUITY           INCOME            INCOME          BALANCED
    DIVISION          DIVISION          DIVISION         DIVISION          DIVISION         DIVISION
----------------------------------------------------------------------------------------------------------
   $15,409,813        $7,104,201        $5,734,131       $8,476,046        $3,926,923      $10,064,739

     1,680,734           371,980           768,258          318,632           169,671          969,700
       156,653           416,468           309,251          (44,058)           15,393          377,203
     1,942,564           171,147          (467,933)         275,130            66,932            6,665
----------------------------------------------------------------------------------------------------------
     3,779,951           959,595           609,576          549,704           251,996        1,353,568

         7,421             4,150             2,437                -                 -            7,487
    (2,604,973)       (1,364,249)       (1,198,799)      (2,281,763)         (919,535)      (2,610,044)
       (29,926)          128,086          (250,822)        (301,128)           98,469          (81,150)
       (14,481)          (18,718)           (2,001)         (65,712)          (17,315)         (29,974)
----------------------------------------------------------------------------------------------------------
    (2,641,959)       (1,250,731)       (1,449,185)      (2,648,603)         (838,381)      (2,713,681)
----------------------------------------------------------------------------------------------------------
     1,137,992          (291,136)         (839,609)      (2,098,899)         (586,385)      (1,360,113)
----------------------------------------------------------------------------------------------------------
    16,547,805         6,813,065         4,894,522        6,377,147         3,340,538        8,704,626

      (227,605)          (87,161)          (48,064)         (80,260)          (41,535)        (111,923)
       905,995           374,325           161,443         (115,756)          (32,295)          47,339
     3,622,206           158,138           511,379         (171,231)          (71,375)          49,939
----------------------------------------------------------------------------------------------------------
     4,300,596           445,302           624,758         (367,247)         (145,205)         (14,645)

        17,607            33,189             4,324              275             1,000           27,930
    (4,230,169)       (1,803,251)       (1,288,330)      (1,433,680)         (475,074)      (1,607,048)
      (126,702)           99,656          (152,661)        (197,589)         (214,918)         (91,077)
       (20,510)          (17,813)           (3,039)         (19,638)          (10,780)         (53,660)
----------------------------------------------------------------------------------------------------------
    (4,359,774)       (1,688,219)       (1,439,706)      (1,650,632)         (699,772)      (1,723,855)
----------------------------------------------------------------------------------------------------------
       (59,178)       (1,242,917)         (814,948)      (2,017,879)         (844,977)      (1,738,500)
----------------------------------------------------------------------------------------------------------
   $16,488,627        $5,570,148        $4,079,574       $4,359,268        $2,495,561     $  6,966,126
==========================================================================================================

                   American Republic Variable Annuity Account

                         Notes to Financial Statements

                               December 31, 1999

1. INVESTMENT AND ACCOUNTING POLICIES

ORGANIZATION

American Republic Variable Annuity Account (the "Account") was organized by American Republic Insurance Company (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Account invests solely in specified portfolios of Mitchell Hutchins Series Trust (the "Series Trust"), an open-end management investment company under the Investment Company Act of 1940, as directed by eligible contract owners. All series of shares are diversified except the Global Income Portfolio and Strategic Fixed Income Portfolio. On July 28, 1999, the Global Growth Division changed its name to Global Equity Division.

The Company has elected to terminate sales efforts of the Account. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments to, or transfers into, the Account.

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share on December 31, 1999.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

ANNUITY RESERVES

Currently payable annuity contract reserves are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. If the amount paid to the contractholder is less than originally estimated, charges paid for mortality and expense risks are reimbursed to the Company. If additional amounts are required, the Company reimburses the Account.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                   American Republic Variable Annuity Account

2. EXPENSES

The Company is compensated for certain expenses. Mortality, distribution, and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division. These charges amounted to $612,178 in 1999.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year. Total administrative charges amounted to $31,968 in 1999.

3. FEDERAL INCOME TAXES

Operations of the Account are part of the operations of the Company. Under current practice, no federal income taxes are allocated by the Company to the operations of the Account.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                   YEAR ENDED                        YEAR ENDED
                                                DECEMBER 31, 1999                 DECEMBER 31, 1998
                                         --------------------------------  --------------------------------
                                            PURCHASES         SALES           PURCHASES         SALES
                                         --------------------------------  --------------------------------
Portfolio:
   Money Market                              $1,889,247    $  2,531,344      $  2,078,979    $  2,247,874
   Growth                                     2,678,141       5,429,735         4,759,381       4,058,020
   Growth and Income                            819,169       2,116,362         1,796,159       2,028,804
   Global Equity                                891,205       1,524,473            65,333       1,555,626
   Global Income                                512,095       1,818,823           587,381       2,810,819
   Strategic Fixed Income                       252,837         768,131           469,779       1,121,443
   Balanced                                   1,339,692       2,056,164         2,187,680       3,320,284
                                         --------------------------------  --------------------------------
                                             $8,382,386     $16,245,032       $11,944,692     $17,142,870
                                         ================================  ================================

                   American Republic Variable Annuity Account

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units were as follows:

                                                   YEAR ENDED                        YEAR ENDED
                                                DECEMBER 31, 1999                 DECEMBER 31, 1998
                                         --------------------------------  --------------------------------
                                            PURCHASED       REDEEMED          PURCHASED       REDEEMED
                                         --------------------------------  --------------------------------
Division:
   Money Market                               122,171         167,348           135,347         151,047
   Growth                                      17,814         106,857            31,020         102,821
   Growth and Income                           16,658          96,159            34,715          96,836
   Global Equity                                1,651          75,533             1,283          82,572
   Global Income                                1,382          94,759             3,071         148,221
   Strategic Fixed Income                       1,524          38,588            12,826          58,232
   Balanced                                     3,621          67,131            14,876         118,321
                                         --------------------------------  --------------------------------
                                              164,821         646,375           233,138         758,050
                                         ================================  ================================

6. NET ASSETS

Net assets at December 31, 1999 consisted of the following:

                                                           MONEY                              GROWTH
                                                          MARKET            GROWTH          AND INCOME
                                       COMBINED          DIVISION          DIVISION          DIVISION
                                  -------------------------------------------------------------------------
Unit transactions                      $  1,735,916      $   753,798     $            -    $           -
Accumulated net investment
   income                                32,454,313          942,801         11,231,961        4,194,276
Net unrealized
   appreciation/depreciation of
   investments                            7,465,674                -          5,256,666        1,375,872
                                  -------------------------------------------------------------------------
                                       $ 41,655,903      $ 1,696,599     $   16,488,627    $   5,570,148
                                  =========================================================================

                                       GLOBAL           GLOBAL
                                       EQUITY           INCOME        STRATEGIC FIXED       BALANCED
                                      DIVISION         DIVISION       INCOME DIVISION       DIVISION
                                  ------------------------------------------------------------------------
Unit transactions                    $           -      $    27,925       $   954,193     $           -
Accumulated net investment
   income                                3,223,181        4,655,785         1,672,228         6,534,081
Net unrealized
   appreciation/depreciation of
   investments                             856,393         (324,442)         (130,860)          432,045
                                  ------------------------------------------------------------------------
                                     $   4,079,574      $ 4,359,268       $ 2,495,561     $   6,966,126
                                  ========================================================================